Accounts Receivable, Net - Accounts Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 2,100
Provisions	579	$ 1,204	$ 1,290
Ending balance	1,900	2,100
Restaurant/Retail
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2,134	1,306
Provisions	579	1,204
Write-offs	(764)	(376)
Ending balance	$ 1,949	$ 2,134	$ 1,306